CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 75,454,000	$ 89,076,000
Restricted cash	3,629,000	221,000
Accounts receivable (note 13)	131,432,000	171,725,000
Inventories (note 14)	54,291,000	50,779,000
Prepaids and other (note 15)	19,256,000	11,703,000
Total current assets	284,062,000	323,504,000
Property and equipment (note 16)	39,924,000	39,842,000
Operating lease right-of-use assets (note 19)	25,609,000	0
Intangible assets (note 17)	70,072,000	84,890,000
Goodwill (note 18)	207,595,000	211,074,000
Deferred income taxes (note 10)	2,096,000	11,751,000
Other assets	9,982,000	12,855,000
Total assets	639,340,000	683,916,000
Current liabilities
Accounts payable and accrued liabilities (note 20)	173,556,000	184,220,000
Deferred revenue - current	10,610,000	6,213,000
Total current liabilities	184,166,000	190,433,000
Long-term obligations (note 21)	43,774,000	43,250,000
Operating Lease Liabilities (note 19)	25,154,000	0
Deferred income tax liability (note 10)	4,921,000	6,103,000
Total liabilities	258,015,000	239,786,000
Shareholders’ equity
Common stock: no par value; unlimited shares authorized; issued and outstanding: 36,067,415 shares (December 31, 2017 — 35,861,510 shares)	435,532,000	432,552,000
Preferred stock: no par value; unlimited shares authorized; issued and outstanding: nil shares	0	0
Treasury stock: at cost; 44,487 shares (December 31, 2018 — 119,584 shares)	(370,000)	(1,965,000)
Additional paid-in capital	38,212,000	30,984,000
Retained deficit	(78,833,000)	(8,295,000)
Accumulated other comprehensive loss (note 22)	(13,216,000)	(9,146,000)
Total equity	381,325,000	444,130,000
Total liabilities and equity	$ 639,340,000	$ 683,916,000